SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2024
Share-based payments [Abstract]
SHARE-BASED PAYMENTS	SHARE-BASED PAYMENTS
The following table sets forth the total share-based payment expense for the year-ended December 31, 2024 in relation to all directors and employees of the Company. Refer to Note 23 for specific disclosures on key management personnel remuneration:

	2024	2023	2022

Equity-settled share-based payment expense	18	18	8
Liability-settled share-based payment expense	18	3	—
Total share-based compensation expense	36	21	8

	2024	2023

Current liability	6	—
Non-current liability	9	3
Total liability for share based payments	15	3
Management Incentive Plans
Long-Term Incentive Plan (“LTIP”)
The LTIP is designed to align the material interests of the Company’s senior management with those of the shareholders. The LTIP is an equity and cash-settled share-based payment scheme containing a three year vesting period from the date of the grant. The vesting of the share grant is dependent either on market or certain non-market performance conditions. The market condition associated with the grants is usually the Company’s Total Shareholder Return (TSR), which is associated with return on equity taking account of the dividends paid and performance of the Company’s share price against a specified peer group. The non-market performance conditions are usually linked with Key Performance Indicators (KPIs) partially or fully based on the financial and operational results (such as total operating revenue, EBITDA and equity free cash flow) of the Company, or the affiliated entity employing the employee. The grants with non-market vesting conditions can have a vesting level of up to 200% (2023: 250%). The determination of whether the targets have been achieved is assessed and approved by VEON’s Remuneration and Governance Committee. The following awards were granted during the years ended December 31, 2024 and 2023.

	2024		2023
Market performance conditions	Awards*	Weighted Average Fair Value at grant date	Awards*	Weighted Average Fair Value at grant date

As of January 1,	28,967,451	$0.65	15,485,461	$0.55
Granted	18,485,474	0.80	22,375,325	0.59
Forfeited**	(15,296,646)	0.51	(8,893,335)	0.64
Vested and settled ***	—	—	—	—
As of December 31,	32,156,279	$0.80	28,967,451	$0.65

	2024		2023
Non-market performance conditions	Awards*	Weighted Average Fair Value at grant date	Awards*	Weighted Average Fair Value at grant date

As of January 1,	13,940,700	$0.65	7,967,650	$0.44
Granted	14,089,211	0.80	5,973,050	0.71
Forfeited	(1,964,551)	0.61	—	—
Vested and settled ***	(9,209,121)	0.66	—	—
As of December 31,	16,856,239	$0.77	13,940,700	$0.65
* To ensure data consistency, all awards were converted to VEON common share price equivalents.
**Forfeited awards include awards for which it was determined that the market performance vesting conditions were deemed not met as of the vesting date.
***Vested and settled include all awards settled/transferred to the award holders in gross in the current year, whether granted and vested in current or previous periods
The fair value of the awards with market performance conditions was determined using the Monte Carlo simulation to determine the likelihood of the performance condition being satisfied. For awards with non-market performance conditions, the fair value of the awards is determined by reference to the price of the underlying common share on the measurement date. An expense of US$9 was incurred as of December 31, 2024 (2023: US$8) related to equity-settled awards under this plan. An expense of US$10 was incurred as of December 31, 2024 (2023: US$3) for liability-settled awards under this plan. In 2024, awards with non-market performance conditions (4,997,025 awards initially granted) were vested at different vesting levels (52% - 240%), as a result a total number of 5,741,742 awards were vested. The total LTIP awards shown as of December 31, 2024 includes 7,221,457 (2023: 3,736,866) of vested awards yet to be transferred to the participants.
The following table sets forth the range of principal assumptions applied by VEON in determining the fair value of equity settled share-based payment instruments with market performance conditions and for liability-settled awards with market performance conditions remeasured during the year-ended December 31, 2024 and 2023:

Assumptions affecting inputs to fair value models for equity-settled awards granted in 2024 and for liability-settled awards for remeasurement as of December 31, 2024 of market condition awards	2024 Range	2023 Range
Annual risk-free rates of return and discount rates (%)	2.42% - 4.33%	2.15% - 2.42%
Long-term dividend yield (%)	—%	—%
Volatility of share price (%)	31.35% - 82.75%	43.68% - 93.92%
Share price (p)*	$0.93 - $1.60	$0.71 - 0.79
* To ensure data consistency, all awards were converted to VEON common share price equivalents.
Short-Term Incentive Plan (“STI”)
The Company’s STI Scheme was revised to a 50:50 shares:cash scheme effective from the year 2022. Under the revised STI Scheme, eligible key management employees receive incentive compensation comprising (i) a cash payment equivalent to 50% of the total STI award and (ii) share-based awards representing the remaining 50%, subject to the achievement of predetermined Key Performance Indicators (KPIs) over a one-year performance period. The KPIs are established at the beginning of each calendar year and are assessed in the first quarter of the following year. The KPIs may be partially or fully achieved based on the financial and operational results (such as total operating revenue, EBITDA and equity free cash flow) of the Company, or the affiliated entity employing the employee, and may be partially or fully achieved based on individual targets that are agreed upon with the participant at the start of the performance period based on his or her specific role and activities.
The cash pay-out of the STI award is scheduled in March of the year following the assessment year and is subject to continued active employment during the year of assessment (except in limited “good leaver” circumstances in which case there is a pro-rata reduction) and is also subject to a pro-rata reduction if the participant commenced employment after the start of the year of assessment. The share awards are also scheduled to be granted in March of the year following the assessment year and subject to the same active employment condition as the cash payout as well as a two year restriction period for trading. Both the cash pay-out of the STI award as well as any share awards granted are dependent upon final approval by the Remuneration and Governance Committee.
In March 2024, the Company implemented a change in the STI plan for employees, excluding key management personnel, to receive their STI award in a split allocation of 25% in share-based awards and 75% in cash. Under this plan, eligible participant employees may receive 75% of their STI payout in cash and 25% in the form of an equity grant ("Main Equity Award"), which vests immediately upon grant. Both the cash payout of the STI award and the grant of share-based awards are scheduled for disbursement in March of the year following the applicable assessment year. Additionally, participant employees are eligible to receive a matching equity award ("Match Equity Award") equal in value to the Main Equity Award, subject to a two year vesting period and subject to the employee’s continued active employment at the time of vesting.
The cash pay-out is accounted for in accordance with IAS 19, Employee Benefits, while the share award portion is accounted for in accordance with IFRS 2, Share-based payments. The cash bonuses and shared-based compensation expenses are disclosed in Note 23 for the GEC, while further information for the share-based portion of STI compensation expense is disclosed below.

	2024		2023
	Awards*	Weighted Average Fair Value at grant date	Awards*	Weighted Average Fair Value at grant date

As of January 1,	5,486,625	$0.72	—	$—
Granted	5,465,163	0.94	5,486,625	0.72
Forfeited	—	—	—	—
Vested and settled **	(5,180,592)	0.84	—	—
As of December 31,	5,771,196	$0.82	5,486,625	$0.72
* To ensure data consistency, all awards were converted to VEON common share price equivalents.
**Vested and settled include all awards settled/transferred to the award holders in gross in the current year, whether granted and vested in current or previous periods
These awards are issued without any performance condition and may or may not be subject to a service condition. The fair value of the awards is determined by reference to the price of the underlying common share on the measurement date. An expense of US$2 was incurred as of December 31, 2024 (2023: US$5) related to equity-settled awards under this plan. An expense of US$4 was incurred as of December 31, 2024 (2023: Nil) for liability-settled awards under this plan. The awards shown as of December 31, 2024 includes 1,059,550 (2023: Nil) of vested awards yet to be transferred to the participants.
Deferred Share Plan (“DSP”)
The DSP is an equity-settled scheme established in 2021, which enables the Board to award share awards to the selected staff (participants) and board members on a discretionary basis at no cost to the participants. The awards are either issued with immediate vesting or conditional on the ongoing employment for a specified period, typically a two year vesting period.

	2024		2023
	Awards*	Weighted Average Fair Value	Awards*	Weighted Average Fair Value

As of January 1,	8,649,036	$0.78	7,835,235	$0.52
Granted	21,921,969	1.00	3,421,919	0.78
Forfeited	—	—	—	—
Vested and settled **	(10,706,364)	0.79	(2,608,118)	1.46
As of December 31,	19,864,641	$1.02	8,649,036	$0.78
* To ensure data consistency, all awards were converted to VEON common share price equivalents.
**Vested and settled include all awards settled/transferred to the award holders in gross in the current year, whether granted and vested in current or previous periods
These awards may be issued subject to non-market performance condition and may or may not be subject to a service condition. The fair value of the awards is determined by reference to the price of the underlying common share on the measurement date. An expense of US$7 was incurred as of December 31, 2024 (2023: US$5) related to equity-settled awards under this plan and an expense of US$4 was incurred as of December 31, 2024 (2023: Nil) related to liability-settled awards under this plan. The awards shown as of December 31, 2024 includes 3,890,572 (2023:5,346,696) of vested awards yet to be transferred to the participants.
Share-based payments to non-employees
Refer to Note 23 for specific disclosures related to the Impact Investments agreement.
ACCOUNTING POLICIES
Equity-settled share-based payments are measured at the grant date fair value, which includes the impact of any market performance conditions. The grant date fair value is expensed over the vesting period, taking into account expected forfeitures and non-market performance conditions, if any, with a corresponding increase in equity. This is based upon the Company’s estimate of the shares that will eventually vest which takes account all service and non-market performance conditions, if applicable, with adjustments being made where new information indicates the number of shares expected to vest differs from previous estimates.
Cash-settled share-based payments are measured at the grant date fair value and recorded as a liability. The Company remeasures the fair value of the liability at the end of each reporting period until the date of settlement, with any changes in fair value recognized as selling, general and administrative expenses within the income statement. The approach used to account for vesting conditions when measuring equity-settled transactions also applies to cash-settled transaction.
Other short-term benefits not related to share-based payments are expensed in the period when services are received.